Document And Entity Information	Aug. 03, 2021
Document Information [Line Items]
Entity, Registrant Name	FRANK'S INTERNATIONAL N.V.
Document, Type	8-K
Document, Period End Date	Aug. 03, 2021
Entity, Incorporation, State or Country Code	P7
Entity, File Number	001-36053
Entity, Tax Identification Number	98-1107145
Entity, Address, Address Line One	Mastenmakersweg 1
Entity, Address, Postal Zip Code	1786 PB
Entity, Address, City or Town	Den Helder
Entity, Address, Country	NL
City Area Code	22
Local Phone Number	367 0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, €0.01 par value
Trading Symbol	FI
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001575828